UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06502

Name of Fund: BlackRock MuniYield Investment Fund (MYF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniYield Investment Fund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock MuniYield Investment Fund
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
California - 15.5%
County/City/Special District/School	Los Angeles, California, Community College District, GO,
District - 7.1%	Refunding (Election of 2008), Series A, 6%, 8/01/33	$ 7,700	$ 8,228,220
	Los Angeles, California, Unified School District, GO,
	Series I, 5%, 1/01/34	790	760,683
San Diego, California, Regional Building Authority, Lease
Revenue Bonds (County Operations Center and Annex
	Redevelopment Project) Series A, 5.375%, 2/01/36	3,310	3,310,960
			12,299,863
Education - 4.3%	California Educational Facilities Authority Revenue Bonds
	(University of Southern California), Series A, 5.25%,
	10/01/39	4,200	4,367,538
University of California Revenue Bonds, Series O, 5.75%,
	5/15/34	3,000	3,144,480
			7,512,018
State - 2.6%	California State Public Works Board, Lease Revenue Bonds
	(Department of General Services), Series A, 6.25%, 4/01/34	4,525	4,603,961
Transportation - 1.5%	San Francisco, California, City and County Airport
Commission, International Airport Revenue Refunding
	Bonds, AMT, Second Series, 6.75%, 5/01/19	2,500	2,611,150
	Total Municipal Bonds in California		27,026,992
District of Columbia - 5.0%
State - 1.7%	District of Columbia, Income Tax Revenue Bonds, Series A,
	5.50%, 12/01/30	2,800	2,965,844
Utilities - 3.3%	District of Columbia, Water and Sewer Authority, Public
Utility Revenue Refunding Bonds, Senior Lien, Series A,
	5.25%, 10/01/29	2,000	2,050,700
District of Columbia, Water and Sewer Authority, Public
Utility Revenue Refunding Bonds, Senior Lien, Series A,
	5.50%, 10/01/39	3,500	3,632,685
			5,683,385
	Total Municipal Bonds in District of Columbia		8,649,229
Florida - 68.4%
Corporate - 2.1%	Collier County, Florida, IDA, IDR, Refunding (Southern
	States Utilities), AMT, 6.50%, 10/01/25	460	382,499
	Hillsborough County, Florida, IDA, Exempt Facilities
	Revenue Bonds (National Gypsum Company), AMT,
	Series A, 7.125%, 4/01/30	2,500	1,284,175
	Hillsborough County, Florida, IDA, Exempt Facilities
	Revenue Bonds (National Gypsum Company), AMT,
	Series B, 7.125%, 4/01/30	3,750	1,926,262
			3,592,936

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
COP	Certificates of Participation	IDR	Industrial Development Revenue Bonds
DRIVERS	Derivative Inverse Tax-Exempt Receipts	S/F	Single-Family
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
HFA	Housing Finance Agency

BlackRock MuniYield Investment Fund
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
County/City/Special District/School	Arbor Greene Community Development District, Florida,
District - 25.4%	Special Assessment Revenue Refunding Bonds, 5%, 5/01/19	$ 1,315	$ 1,176,938
Hillsborough County, Florida, Court Facilities Revenue
	Bonds, 5.40%, 11/01/12 (a)(b)	1,055	1,202,257
	Hillsborough County, Florida, School Board, COP, 5%,
	7/01/29 (c)	1,500	1,453,575
	Jacksonville, Florida, Economic Development Commission,
IDR (Metropolitan Parking Solutions Project), AMT, 5.50%,
	10/01/30 (d)	2,140	1,618,739
	Jacksonville, Florida, Economic Development Commission,
	IDR (Metropolitan Parking Solutions Project), AMT, 5.875%,
	6/01/31 (d)	2,095	1,930,962
Jacksonville, Florida, Excise Taxes Revenue Bonds, Series
	B, 5.125%, 10/01/32 (c)(e)	1,500	1,403,895
Jacksonville, Florida, Guaranteed Entitlement Revenue
	Refunding and Improvement Bonds, 5.25%, 10/01/32 (c)(e)	2,315	2,314,884
	Lee County, Florida, Capital Revenue Bonds, 5.25%,
	10/01/23 (b)	1,125	1,132,324
Miami-Dade County, Florida, School Board, COP, Series B,
	5%, 11/01/31 (b)	2,500	2,259,125
	Orange County, Florida, Tourist Development, Tax Revenue
	Refunding Bonds, 5%, 10/01/29 (b)	1,750	1,712,673
	Orlando, Florida, Senior Tourist Development Tax Revenue
Bonds (6th Cent Contract Payments), Series A, 5.25%,
	11/01/38 (f)	2,000	2,015,000
	Osceola County, Florida, Tourist Development Tax Revenue
	Bonds, Series A, 5.50%, 10/01/27 (c)(e)	1,760	1,768,606
Palm Beach County, Florida, Criminal Justice Facilities
	Revenue Bonds, 7.20%, 6/01/15 (c)(e)	3,390	4,059,118
Saint Johns County, Florida, Sales Tax Revenue Bonds,
	Series A, 5.25%, 10/01/34 (b)	1,100	1,095,358
	Santa Rosa County, Florida, School Board, COP, Refunding,
	Series 2, 5.25%, 2/01/26 (c)(e)	1,180	1,189,912
Sumter County, Florida, Capital Improvement Revenue
	Bonds, 5%, 6/01/26 (b)	2,190	2,200,271
Sumter County, Florida, Capital Improvement Revenue
	Bonds, 5%, 6/01/30 (b)	3,500	3,397,730
Village Center Community Development District, Florida,
	Recreational Revenue Bonds, Series A, 5.375%,
	11/01/34 (c)	1,995	1,673,945
Village Center Community Development District, Florida,
	Recreational Revenue Bonds, Series A, 5.125%,
	11/01/36 (c)	1,000	801,190
Village Center Community Development District, Florida,
	Utility Revenue Bonds, 5.125%, 10/01/28 (c)	5,040	4,511,354
Volusia County, Florida, School Board, COP (Master Lease
	Program), 5.50%, 8/01/24 (g)	5,000	5,102,900
			44,020,756

BlackRock MuniYield Investment Fund
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Education - 2.9%	Broward County, Florida, Educational Facilities Authority
	Revenue Bonds (Nova Southeastern University), 5%,
	4/01/31 (f)	$ 2,750	$ 2,739,000
Orange County, Florida, Educational Facilities Authority,
Educational Facilities Revenue Bonds (Rollins College
	Project), 5.25%, 12/01/32 (b)	1,500	1,454,550
Volusia County, Florida, IDA, Student Housing Revenue
	Bonds (Stetson University Project), Series A, 5%,
	6/01/35 (h)	1,000	801,030
			4,994,580
Health - 8.0%	Citrus County, Florida, Hospital Board Revenue Refunding
	Bonds (Citrus Memorial Hospital), 6.25%, 8/15/23	2,150	1,877,294
Citrus County, Florida, Hospital Board Revenue Refunding
	Bonds (Citrus Memorial Hospital), 6.375%, 8/15/32	1,850	1,570,354
Jacksonville, Florida, Health Facilities Authority, Hospital
	Revenue Bonds (Baptist Medical Center Project), 5%,
	8/15/37 (g)	3,145	2,907,741
	Martin County, Florida, Health Facilities Authority,
	Hospital Revenue Bonds (Martin Memorial Medical Center),
	Series A, 5.75%, 11/15/12 (a)	1,350	1,559,723
	Martin County, Florida, Health Facilities Authority,
	Hospital Revenue Bonds (Martin Memorial Medical Center),
	Series A, 5.875%, 11/15/12 (a)	3,535	4,099,327
Miami-Dade County, Florida, Health Facilities Authority,
	Hospital Revenue Refunding Bonds, DRIVERS,
	Series 208, 10.285%, 8/15/17 (b)(i)	3	3,015
South Lake County, Florida, Hospital District Revenue
	Bonds (South Lake Hospital Inc.), 5.80%, 10/01/34	1,000	875,400
South Lake County, Florida, Hospital District Revenue
	Bonds (South Lake Hospital Inc.), 6.375%, 10/01/34	1,150	949,187
			13,842,041
Housing - 1.8%	Broward County, Florida, HFA, S/F Mortgage Revenue
	Refunding Bonds, AMT, Series E, 5.90%, 10/01/39 (j)(k)(l)	1,000	1,020,280
	Duval County, Florida, HFA, S/F Mortgage Revenue
	Refunding Bonds, AMT, 5.40%, 10/01/21 (k)(l)	645	637,705
	Florida Housing Finance Corporation, Homeowner Mortgage
	Revenue Refunding Bonds, AMT, Series 4,
	6.25%, 7/01/22 (g)	365	375,727
Lee County, Florida, HFA, S/F Mortgage Revenue Bonds
	(Multi-County Program), AMT, Series A-1, 7.125%,
	3/01/28 (k)(l)	30	30,437
Leon County, Florida, HFA, S/F Mortgage Revenue Bonds
	(Multi-County Program), AMT, Series B, 7.30%,
	1/01/28 (j)(l)	15	15,514
Manatee County, Florida, HFA, S/F Mortgage Revenue
	Refunding Bonds, AMT, Sub-Series 1, 6.25%, 11/01/28 (l)	105	106,820
	Miami-Dade County, Florida, HFA, Home Ownership
Mortgage Revenue Refunding Bonds, AMT, Series A-1,
	6.30%, 10/01/20 (k)(l)	365	371,453
	Pinellas County, Florida, HFA, S/F Housing Revenue
	Refunding Bonds (Multi-County Program), AMT, Series A-1,
	6.30%, 9/01/20 (k)(l)	240	244,243

BlackRock MuniYield Investment Fund
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Pinellas County, Florida, HFA, S/F Housing Revenue
	Refunding Bonds (Multi-County Program), AMT, Series A-1,
	6.35%, 9/01/25 (k)(l)	$350	$ 356,307
			3,158,486
State - 3.3%	Florida Municipal Loan Council Revenue Bonds, Series A-1,
	5.125%, 7/01/34 (c)	1,580	1,475,199
Florida Municipal Loan Council Revenue Bonds, Series B,
	5.375%, 11/01/30 (c)	4,250	4,178,217
			5,653,416
Transportation - 19.2%	Broward County, Florida, Airport System Revenue Bonds,
	AMT, Series I, 5.75%, 10/01/18 (b)	2,870	2,891,238
Hillsborough County, Florida, Aviation Authority Revenue
	Bonds, AMT, Series A, 5.50%, 10/01/38 (f)	3,865	3,619,495
	Hillsborough County, Florida, Aviation Authority, Revenue
	Refunding Bonds, AMT, Series C, 5.75%, 10/01/26 (f)	1,000	1,009,350
	Jacksonville, Florida, Port Authority Revenue Bonds, AMT,
	6%, 11/01/38 (f)	3,920	3,924,900
	Miami-Dade County, Florida, Aviation Revenue Bonds, AMT,
	Series A, 5%, 10/01/33 (g)	3,875	3,426,585
	Miami-Dade County, Florida, Aviation Revenue Bonds (Miami
	International Airport), AMT, Series A, 6%,
	10/01/29 (c)(e)	4,275	4,239,988
Miami-Dade County, Florida, Aviation Revenue Refunding
	Bonds (Miami International Airport), AMT, Series A, 5.25%,
	10/01/41 (g)	1,800	1,611,990
Miami-Dade County, Florida, Aviation Revenue Refunding
	Bonds (Miami International Airport), AMT, Series A, 5.50%,
	10/01/41 (g)	3,900	3,631,524
Orlando-Orange County Expressway Authority, Florida,
	Expressway Revenue Bonds, Series B, 5%, 7/01/30 (b)	1,950	1,892,846
Orlando-Orange County Expressway Authority, Florida,
	Expressway Revenue Bonds, Series B, 5%, 7/01/35 (b)	6,185	5,931,972
Port Everglades Authority, Florida, Port Revenue Bonds,
	7.125%, 11/01/16 (m)	1,020	1,212,290
			33,392,178
Utilities - 5.7%	Fort Myers, Florida, Utility System Revenue Refunding
	Bonds, 5%, 10/01/31 (c)	2,750	2,656,390
Miami Beach, Florida, Water and Sewer Revenue Bonds,
	5.75%, 9/01/25 (b)	3,000	3,073,410
Miami-Dade County, Florida, Solid Waste System Revenue
	Bonds, 5.25%, 10/01/30 (c)	2,800	2,802,884
Port St. Lucie, Florida, Utility Revenue Bonds, 5.25%,
	9/01/25 (c)	1,215	1,238,668
Saint Johns County, Florida, Ponte Vedra Utility System
	Revenue Bonds, 5%, 10/01/35 (g)	110	105,332
			9,876,684
	Total Municipal Bonds in Florida		118,531,077
Georgia - 6.0%
Transportation - 1.9%	Atlanta, Georgia, Airport Passenger Facility Charge and
	Subordinate Lien General Revenue Refunding Bonds, Series
	C, 5%, 1/01/33 (g)	3,270	3,238,412

BlackRock MuniYield Investment Fund
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Utilities - 4.1%	Fulton County, Georgia, Water and Sewer Revenue Bonds,
	5.25%, 1/01/35 (c)(e)	$ 1,000	$ 1,006,090
	Municipal Electric Authority of Georgia, Revenue Refunding
	Bonds (General Resolution Projects),
	Sub-Series D, 6%, 1/01/23	5,600	6,119,400
			7,125,490
	Total Municipal Bonds in Georgia		10,363,902
Illinois - 4.6%
Health - 3.6%	Illinois State Finance Authority Revenue Bonds (Rush
	University Medical Center Obligated Group Project),
	Series A, 7.25%, 11/01/30	850	894,667
	Illinois State Finance Authority Revenue Bonds (Rush
	University Medical Center Obligated Group Project),
	Series A, 7.25%, 11/01/38	1,000	1,041,770
	Illinois State Finance Authority, Revenue Refunding Bonds
	(Northwestern Memorial Hospital), Series A, 6%, 8/15/39	4,160	4,245,987
			6,182,424
Transportation - 1.0%	Illinois State Toll Highway Authority Revenue Bonds,
	Series B, 5.50%, 1/01/33	1,750	1,813,315
	Total Municipal Bonds in Illinois		7,995,739
Indiana - 2.7%
Utilities - 2.7%	Indiana Municipal Power Agency, Power Supply System
	Revenue Bonds, Series B, 6%, 1/01/39	4,525	4,661,700
	Total Municipal Bonds in Indiana		4,661,700
Kentucky - 2.0%
County/City/Special District/School	Louisville and Jefferson County, Kentucky, Metropolitan
District - 2.0%	Government Parking Authority Revenue Bonds, Series A,
	5.75%, 12/01/34	3,200	3,384,480
	Total Municipal Bonds in Kentucky		3,384,480
Louisiana - 0.5%
County/City/Special District/School	East Baton Rouge, Louisiana, Sewerage Commission, Revenue
District - 0.5%	Refunding Bonds, Series A, 5.25%, 2/01/39	950	923,048
	Total Municipal Bonds in Louisiana		923,048
Massachusetts - 2.7%
Education - 0.9%	Massachusetts State Health and Educational Facilities
	Authority Revenue Bonds (Tufts University), 5.375%,
	8/15/38	1,500	1,569,660
Housing - 1.2%	Massachusetts State, HFA, Housing Revenue Refunding
	Bonds, AMT, Series F, 5.70%, 6/01/40	2,125	2,027,399
State - 0.6%	Massachusetts State College Building Authority, Project
	Revenue Bonds, Series A, 5.50%, 5/01/39	1,000	1,018,480
	Total Municipal Bonds in Massachusetts		4,615,539
Michigan - 2.0%
Health - 1.2%	Royal Oak, Michigan, Hospital Finance Authority, Hospital
Revenue Refunding Bonds (William Beaumont Hospital),
	8.25%, 9/01/39	1,970	2,192,137
State - 0.8%	Michigan State Building Authority, Revenue Refunding
	Bonds (Facilities Program), Series I, 6%, 10/15/38	1,250	1,326,813
	Total Municipal Bonds in Michigan		3,518,950

BlackRock MuniYield Investment Fund
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Nevada - 5.1%
County/City/Special District/School	Clark County, Nevada, Water Reclamation District, GO,
District - 5.1%	Series B, 5.50%, 7/01/29	$ 5,670	$ 5,925,660
Las Vegas, Nevada, Limited Tax, GO (Performing Arts
	Center), 6%, 4/01/34	2,850	2,933,534
	Total Municipal Bonds in Nevada		8,859,194
New York - 9.1%
County/City/Special District/School	New York City, New York, City Transitional Finance
District - 1.4%	Authority, Building Aid Revenue Bonds, Series S-3, 5.25%,
	1/15/39	2,500	2,448,225
State - 3.4%	New York State Dormitory Authority, State Personal Income
	Tax Revenue Bonds (Education), Series B, 5.25%, 3/15/38	5,700	5,845,407
Transportation - 1.8%	Triborough Bridge and Tunnel Authority, New York,
	Revenue Bonds, Series A-2, 5.375%, 11/15/38	3,030	3,103,750
Utilities - 2.5%	Long Island Power Authority, New York, Electric System
	Revenue Refunding Bonds, Series A, 5.50%, 4/01/24	1,600	1,701,792
New York City, New York, City Municipal Water Finance
Authority, Second General Resolution, Water and Sewer
	System Revenue Bonds, Series FF-2, 5.50%, 6/15/40	2,500	2,629,675
			4,331,467
	Total Municipal Bonds in New York		15,728,849
Pennsylvania - 0.6%
Utilities - 0.6%	Pennsylvania Economic Development Financing Authority,
Water Facility Revenue Bonds (Pennsylvania-American
	Water Company Project), 6.20%, 4/01/39	1,075	1,110,303
	Total Municipal Bonds in Pennsylvania		1,110,303
South Carolina - 2.0%
Utilities - 2.0%	South Carolina State Public Service Authority, Revenue
	Refunding Bonds, Series A, 5.50%, 1/01/38	3,250	3,411,298
	Total Municipal Bonds in South Carolina		3,411,298
Texas - 6.0%
County/City/Special District/School	Conroe, Texas, Independent School District, GO, Series A,
District - 1.1%	5.75%, 2/15/35	1,800	1,898,874
Health - 0.5%	Harris County, Texas, Health Facilities Development
	Corporation, Hospital Revenue Refunding Bonds (Memorial
	Hermann Healthcare System), Series B, 7.25%, 12/01/35	800	848,104
Transportation - 1.1%	North Texas Tollway Authority, System Revenue Refunding
	Bonds, First Tier, Series K-1, 5.75%, 1/01/38 (f)	1,750	1,829,048
Utilities - 3.3%	Lower Colorado River Authority, Texas, Revenue Refunding
	Bonds, 5.75%, 5/15/28	1,620	1,666,494
San Antonio, Texas, Electric and Gas Revenue Refunding
	Bonds, Series A, 5.25%, 2/01/31	4,000	4,122,840
			5,789,334
	Total Municipal Bonds in Texas		10,365,360
Virginia - 2.1%
Health - 1.0%	Fairfax County, Virginia, IDA, Health Care Revenue
Refunding Bonds (Inova Health System Project), Series A,
	5.50%, 5/15/35	1,745	1,765,085
State - 1.1%	Virginia State Public School Authority, Special Obligation
	School Financing Bonds (Fluvanna County), 6.50%, 12/01/35	1,700	1,915,713
	Total Municipal Bonds in Virginia		3,680,798
	Total Municipal Bonds - 134.3%		232,826,458

BlackRock MuniYield Investment Fund
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Municipal Bonds Transferred to	Par
	Tender Option Bond Trusts (n)	(000)	Value
Florida - 17.4%
County/City/Special District/School	Jacksonville, Florida, Sales Tax Revenue Bonds, 5%,
District - 4.2%	10/01/27 (c)	$ 2,700	$ 2,708,370
Polk County, Florida, School Board COP, Master Lease,
	Series A, 5.50%, 1/01/10 (g)	4,397	4,489,494
			7,197,864
Health - 9.8%	Miami-Dade County, Florida, Health Facilities Authority,
	Hospital Revenue Refunding Bonds (Miami Children's
	Hospital), Series A, 5.625%, 8/15/17 (b)	6,595	7,274,813
	South Broward, Florida, Hospital District, Hospital
	Revenue Bonds, 5.625%, 5/01/32 (c)	8,500	9,660,930
			16,935,743
Housing - 2.3%	Lee County, Florida, HFA, S/F Mortgage Revenue Bonds
	(Multi-County Program), AMT, Series A-2, 6%,
	9/01/40 (j)(k)(l)	2,460	2,649,346
	Manatee County, Florida, HFA, Homeowner Revenue
	Bonds, AMT, Series A, 5.90%, 9/01/40 (j)(k)(l)	1,391	1,395,609
			4,044,955
Utilities - 1.1%	Jacksonville Electric Authority, Florida, Saint John's River
Power Park System Revenue Bonds, Issue Three, Series 2,
	5%, 10/01/37	2,100	1,978,557
			30,157,119
Illinois - 3.4%
Education - 3.4%	Illinois Finance Authority, Revenue Bonds (University of
	Chicago), Series B, 6.25%, 7/01/38	5,300	5,893,335
Nevada - 3.1%
County/City/Special District/School	Clark County, Nevada, Water Reclamation District, Limited
District - 3.1%	Tax, GO, JPMorgan Securities, Inc., 6%, 7/01/38	5,000	5,344,800
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 23.9%		41,395,254
	Total Long-Term Investments
	(Cost - $275,431,280) - 158.2%		274,221,712
	Short-Term Securities
Pennsylvania - 1.1%	Philadelphia, Pennsylvania, GO, VRDN, Refunding, Series
	B, 3.50%, 5/07/09 (g)(i)	2,000	2,000,000
		Shares
Money Market Funds - 4.1%	CMA Florida Municipal Money Fund, 0.07% (o)(p)	16,480	16,480
	FFI Institutional Tax-Exempt
	Fund, 0.72% (p)(q)	7,100,000	7,100,000
			7,116,480
	Total Short-Term Securities
	(Cost - $9,116,480) - 5.2%		9,116,480
	Total Investments (Cost - $284,547,760*) - 163.4%		283,338,192
	Other Assets Less Liabilities - 1.0%		1,689,328
	Liability for Trust Certificates
	Including Interest Expense Payable - (12.0)%		(20,775,450)
	Preferred Shares, at Redemption Value - (52.4)%		(90,839,264)
	Net Assets Applicable to Common Shares - 100.0%		$173,412,806

BlackRock MuniYield Investment Fund

Schedule of Investments April 30, 2009 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of

April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$262,110,569
Gross unrealized appreciation	$9,237,556
Gross unrealized depreciation	(8,740,220)
Net unrealized appreciation	$497,336

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) AMBAC Insured.
(c) NPFGC Insured.
(d) ACA Insured.
(e) FGIC Insured.
(f) Assured Guaranty Insured.
(g) FSA Insured.
(h) CIFG Insured.
(i) Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

(j) FHLMC Collateralized.
(k) FNMA Collateralized.
(l) GNMA Collateralized.
(m) Security is collateralized by Municipal or US Treasury Obligations.
(n) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(o) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA Florida Municipal
Money Fund	(7,468,936)	$31,933
FFI Institutional
Tax-Exempt Fund	7,100,000	$3,644

(p) Represents the current yield as of report date.
• Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.
Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

BlackRock MuniYield Investment Fund

Schedule of Investments April 30, 2009 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund's investments:
Valuation Investments in
Inputs Securities
Assets

Level 1	$7,116,480
Level 2	276,221,712
Level 3	-
Total	$283,338,192

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Fund

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniYield Investment Fund

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: June 19, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Fund

Date: June 19, 2009